Income Taxes	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Income Taxes [Abstract]
INCOME TAXES

Note 9. INCOME TAXES

The Company recorded no income tax expense for the three months ended March 31, 2026 and 2025 because the estimated annual effective tax rate was zero. In determining the estimated annual effective income tax rate, the Company analyzes various factors, including projections of the Company’s annual earnings and taxing jurisdictions in which the earnings will be generated, the impact of state and local income taxes, the ability to use tax credits and net operating loss carry forwards, and available tax planning alternatives.

As of March 31, 2026, and December 31, 2025, the Company provided a full valuation allowance against its net deferred tax assets since the Company believes it is more likely than not that its deferred tax assets will not be realized.

Note 13. INCOME TAXES

For financial reporting purposes, the net pre-tax book loss for the United States and foreign entities, in the aggregate, was:

	Year Ended December 31, 2025	Year Ended December 31, 2024
Federal	$(1,436,000)	$(1,366,000)
Foreign	—	—
Total	$(1,436,000)	$(1,366,000)

The provision for (benefit from) income taxes for the years ended December 31, 2025 and 2024, is set forth below:

Current	Year Ended December 31, 2025	Year Ended December 31, 2024
Federal	$(131,000)	$—
State	—	—
Foreign	—	—
Total Provision for Income Taxes	$(131,000)	$—

The following is a reconciliation of our effective tax rate on income and the statutory rate for the year ended December 31, 2025:

	Year Ended December 31, 2025
Current tax at U.S statutory rate	$(301,000)	21.0%
State and local taxes, net of federal taxes(a)	—	0.0%

Changes in Valuation Allowance	154,000	-10.7%

Nondeductible/non taxable items
Nondeductible/nontaxable items	31,000	-2.2%
Other Adjustments
Deferred Adjustment – Asset Write-Down Related to Transferable Credit	115,000	-8.0%
True-up and Other	1,000	-0.1%
Sale of Transferable Credit	(131,000)	9.1%
Income tax expense	$(131,000)	9.1%

(a)      For the year ended December 31, 2025, state taxes in California and New York made up the majority (greater than 50% of the tax effect).

The rate reconciliation above has been adjusted to be presented in compliance with the guidance under ASU No. 2023-09. The Company has adopted this guidance on a prospective basis.

As previously disclosed for the year ended December 31, 2024, prior to the adoption of ASU No. 2023-09, the following is a reconciliation of our income tax rate computed using the federal statutory rate to our actual income tax rate.

Year Ended December 31, 2024
U.S. statutory income tax rate	21.00%
State taxes, net of federal benefit	0.22%
Permanent difference, overaccruals,and non-deductible items	-0.82%
Change in state rate	-7.53%
Deferred tax valuation allowance	-13.77%
True-up and Other	0.90%
Total	0.00%

Deferred income taxes reflect the net effects of temporary differences between carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Realization of net deferred tax assets is dependent upon future earnings, if any, the timing and amount of which are uncertain.

The components of net deferred tax assets at December 31, are set forth below:

	December 31, 2025	December 31, 2024
Deferred tax assets:
Current:
Net operation loss	$4,990,000	$4,871,000
Allowance for doubtful accounts	158,000	140,000
Inventory – IRC 263A adjustment	356,000	296,000
Stock based compensation – options and restricted stock	425,000	218,000
Capitalized engineering costs	75,000	134,000
Amortization – NTW Transaction	107,000	178,000
Inventory reserve	470,000	644,000
Deferred gain on sale of real estate	5,000	14,000
Accrued Expenses	54,000	113,000
Disallowed interest	2,480,000	2,269,000
Operating lease liabilities	153,000	339,000
Charitable Contributions	2,000	—
Total deferred tax asset before valuation allowance	9,275,000	9,216,000
Valuation allowance	(8,306,000)	(8,091,000)
Total deferred tax asset after valuation allowance	969,000	1,125,000
Right of Use Asset	(112,000)	(255,000)
Property and equipment	(857,000)	(870,000)
Total deferred tax liabilities	(969,000)	(1,125,000)

Net deferred tax asset	$—	$—

On July 4, 2025, the One Big Beautiful Bill was enacted (“OBBBA”), introducing significant and wide-ranging changes to the U.S. federal tax system. Significant components include restoration of 100% accelerated tax depreciation on qualifying property including expansion to cover qualified production property. Another major aspect includes the return to immediate expensing of domestic research and experimental expenditures (“R&E”) which in some cases may include retroactive application back to 2021 for businesses with gross receipts of less than $31 million or accelerated tax deductions of R&E that was previously capitalized for larger businesses. The legislation also reinstates EBITDA-based interest deductions for tax purposes and makes several business tax incentives permanent. Less favorable business provisions include limitations on tax deductions for charitable contributions. In accordance with ASC 740, the Company recognized the effects of the OBBBA in the period that included the enactment date. The Company continues to evaluate the ongoing effects of the OBBBA, including the interaction of the enacted provisions with its existing tax attributes and elections.

During the years ended December 31, 2025 and 2024, the Company recorded a valuation allowance equal to its net deferred tax assets. The Company determined that due to a recent history of net losses, at this time sufficient uncertainty exists regarding the future realization of these deferred tax assets through future taxable income. If, in the future, the Company believes that it is more likely than not that these deferred tax benefits will be realized, the valuation allowances will be reduced or eliminated. With a full valuation allowance, any change in the deferred tax asset or liability is fully offset by a corresponding change in the valuation allowance. At December 31, 2025 and 2024, the Company provided a valuation allowance on its net deferred tax assets of $8,306,000 and $8,091,000, respectively. The Company’s valuation allowance increased by $215,000 and $188,000 for the years ended December 31, 2025 and 2024, respectively.

As of December 31, 2025, the Company had a Federal net operating loss carry forward of approximately $22,396,000, of which approximately $14,016,000 expires from 2033 through 2037 and $8,380,000 does not expire. In addition, the Company has net operating loss carryforwards from various states of approximately $4,492,000 which expire starting in 2035.

The utilization of the Company’s net operating losses may be subject to a U.S. federal limitation due to the “change in ownership provisions” under Section 382 of the Internal Revenue Code and other similar limitations in various state jurisdictions. Such limitations may result in a reduction of the amount of net operating loss carryforwards in future years and possibly the expiration of certain net operating loss carryforwards before their utilization.

During the year ended December 31, 2025, the Company generated Section 48 Energy Property Tax Credits related to qualifying energy property. The Company sold these credits to an unrelated third party. The impact of the sale are reflected in the transferable credit line items outlined in the rate reconciliation above.

At December 31, 2025 and 2024, the Company had no material unrecognized tax benefits and no adjustments to liabilities or operations were required. The Company does not expect that its unrecognized tax benefits will materially increase within the next twelve months. The Company recognizes interest and penalties related to uncertain tax positions in interest expense. As of December 31, 2025, and 2024, the Company has not recorded any provisions for accrued interest and penalties related to uncertain tax positions.

In certain cases, the Company’s uncertain tax positions are related to tax years that remain subject to examination by the relevant tax authorities. The Company files federal and state income tax returns in jurisdictions with varying statutes of limitations. The 2022 through 2025 tax years generally remain subject to examination by federal and state tax authorities.

There were no payments made in relation to income taxes for the year ending December 31, 2025.